Other Liabilities	12 Months Ended
Jun. 30, 2023
Other Liabilities
Other Liabilities

Note 18 - Other Liabilities

	June 30, 2023	June 30, 2022
	$’000	$’000
Current liabilities
Insurance and other liabilities	1,477	1,769
Cash settled employee liabilities	146	152
Deferred fulfillment liabilities	—	432
Commissions	71	586
Total current other liabilities	1,694	2,939

Insurance and other liabilities relates to a loan received to fund the D&O insurance liability.